Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Parenthetical) (Detail)	May 06, 2020 Exchange_Rate	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	24.3812
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	24.3812	18.8452	19.6829
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		0.1734	0.17930
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		24.9586	25.0878
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		6.399018	6.226631
Euro [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		21.1537	22.5054
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		19.4596	19.9762